Property and Equipment - Additional Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation	$ 30,806	$ 28,846	$ 22,706